Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events

34. SUBSEQUENT EVENTS

•	On February 8, 2018, our subsidiary Metrogas entered into an unsecured loan with (i) Industrial and Commercial Bank of China Limited – Dubai Branch and (ii) Itaú Unibanco – New York Branch, in an amount of US$ 250 million for a term of 36 months. The loan is repayable in 9 quarterly installments as from the 12 months anniversary of the disbursement date. This loan will accrue interest (payable quarterly) at a rate of LIBOR plus an annual nominal margin of (a) 3.00% during the first 12 months, (b) 3.50% from month 13th to month 18th, (c) 3.75% from month19th to month 24th and (d) 4.00% from month 25th to the maturity date. Metrogas used the funds mainly to redeem, on February 27, 2018, all its NOs at a redemption price equal to 100% of the principal amount of the NOs to be redeemed, plus any accrued and unpaid interest thereon, and all the other amounts that were due and payable up to the redemption date.

•	Regarding the agreement for the capitalization of YPF EE mentioned in Note 3, on March 20, 2018 GE EFS Power Investments B.V., a subsidiary of EFS Global Energy B.V (both companies indirectly controlled by GE Energy Financial Services, Inc.), subscribed YPF EE shares representing 24.99% of its capital stock, undertaking to such end to contribute US$ 275 million plus a contingent payment of up to US$ 35 million. Since then, GE EFS Power Investments and YPF jointly control YPF EE.

•	On April 3, 2018, the MINEM published Resolution N° 97/2018 in the Official Gazette that approves the procedure for cancelation of the pending compensations under the “Natural Gas Additional Injection Stimulus Program”, the “Natural Gas Injection Stimulus Program for Companies with Reduced Injection” and the “Natural Gas New Projects Program” corresponding to 2017 natural gas injections (the “Procedure”).

Gas producing companies are invited to join the Procedure by filing a Form during 20 business days following the publication in the Official Gazette of the Resolution.

In order to determine the amount of the compensation, the Secretariat of Hydrocarbon Resources shall issue a “Resolution of Compensation”, calculated as follows:

1.	85%: the amount in USD calculated using the exchange rate at the time of injection of the natural gas.

2.	15%: the amounts in USD calculated using the exchange rate between the time of injection and the time of payment due or the exchange rate as of the date of the Resolution, as per corresponds.

The compensation shall be monthly paid in 30 equal and consecutive payments as from January 2019 using the exchange rate “Comunicacion A 3500 Mayorista” corresponding to each payment of each month.

Gas producing companies joining the Procedure shall waive all claims, legal actions and measures as well as accept the terms and conditions of payment compensations under the Procedure during the maximun period of 20 working days since the publication of the Resolution in the Official Gazette of the Republic of Argentina. As of the date of this annual report we are analyzing the necessary steps to comply with said Resolution.

•	On March 28, 2018 Decree No. 252/2018 was published in the Official Gazette by which the PEN ratified the Memorandum of Agreement, mentioned in Note 30.i). Also, Resolution ENARGAS No. 300/2018 was published on that day, with the new tariffs scheme applicable as from April 1, 2018

•	On April 5, 2018, the Company was notified that the ENARGAS rejected the motion for reconsideration submitted by YPF on March 30, 2017, mentioned in Note 30.i). As of the date of this annual report, we are discussing the following legal steps as a result of the previously mentioned rejection.

As of the date of issuance of these consolidated financial statements, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2017, which were not already considered in such consolidated financial statements according to IFRS.

The consolidated financial statements as of December 31, 2017, presented for regulatory purposes before the CNV, have been approved by the Board of Director’s meeting and authorized to be issued on March 2, 2018, and will be considered in the shareholders’ meeting. These consolidated financial statements, which comprise those presented before the CNV on March 2, 2018, an update of Note 34 – “Subsequent events” and the inclusion of Note 35 – “Supplemental information on oil and gas producing activities (unaudited)”, have been approved by Management on April 23, 2018.